Executive and Supervisory Board Compensation - Payments to/DBO for Former Executive Board Members (Details) - Former Executive Board Members - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payments to / DBO for former executive board members [abstract]
Payments	€ 2,159	€ 3,010	€ 2,081
DBO 12/31	€ 42,313	€ 44,043	€ 44,306